Note 8 - Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	March 31, 2016	December 31, 2015
Payroll and related	$717,613	$551,448
Professional services	403,444	427,932
Other	317,388	339,680
Property and equipment	148,712	176,614
Network	63,841	133,544
Total	$1,650,998	$1,629,218

Accrued expenses consist of the following:	As of December 31,
	2015	2014
Payroll and related	$551,448	$661,496
Professional services	427,932	256,534
Other	339,680	280,413
Property and equipment	176,614	506,883
Network	133,544	187,440
Marketing	-	63,112
Total	$1,629,218	$1,955,878